                                ST. CLAIR FUNDS, INC.
                            SUPPLEMENT DATED JULY 6, 1998
                           TO PROSPECTUS DATED MAY 1, 1998

                    MUNDER INSTITUTIONAL S&P 500 INDEX EQUITY FUND
                  MUNDER INSTITUTIONAL S&P MIDCAP INDEX EQUITY FUND
                 MUNDER INSTITUTIONAL S&P SMALLCAP INDEX EQUITY FUND
                    MUNDER INSTITUTIONAL SHORT TERM TREASURY FUND
                        MUNDER INSTITUTIONAL MONEY MARKET FUND


                                  INVESTMENT ADVISOR

The first paragraph under "STRUCTURE AND MANAGEMENT OF THE FUNDS--Who Manages and Services the Funds?--Investment Advisor" in the Prospectus is hereby deleted in its entirety and supplemented as follows:

     INVESTMENT ADVISOR. The Funds' investment advisor is Munder Capital Management, a Delaware general partnership with its principal offices at 480 Pierce Street, Birmingham, Michigan 48009. The principal partners of the Advisor are Old MCM, Inc. ("MCM"), Munder Group LLC and WAM Holdings, Inc. ("WAM"). MCM was founded in February 1985 as a Delaware corporation and was a registered investment advisor. WAM is an indirect, wholly-owned subsidiary of Comerica Incorporated which owns or controls approximately 88% of the partnership interests in the Advisor. As of March 31, 1998, the Advisor and its affiliates had approximately $50.5 billion in assets under management, of which $25.4 billion were invested in equity securities, $10.7 billion were invested in money market or other short-term instruments, $9.5 billion were invested in other fixed income securities and $4.9 billion in non-discretionary assets.

                                ST. CLAIR FUNDS, INC.
                            SUPPLEMENT DATED JULY 6, 1998
                           TO PROSPECTUS DATED MAY 1, 1998

                           LIQUIDITY PLUS MONEY MARKET FUND


                                  INVESTMENT ADVISOR

The first paragraph under "STRUCTURE AND MANAGEMENT OF THE FUND--Who Manages and Services the Fund?--Investment Advisor" in the Prospectus is hereby deleted in its entirety and supplemented as follows:

     INVESTMENT ADVISOR. The Fund's investment advisor is Munder Capital Management, a Delaware general partnership with its principal offices at 480 Pierce Street, Birmingham, Michigan 48009. The principal partners of the Advisor are Old MCM, Inc. ("MCM"), Munder Group LLC and WAM Holdings, Inc. ("WAM"). MCM was founded in February 1985 as a Delaware corporation and was a registered investment advisor. WAM is an indirect, wholly-owned subsidiary of Comerica Incorporated which owns or controls approximately 88% of the partnership interests in the Advisor. As of March 31, 1998, the Advisor and its affiliates had approximately $50.5 billion in assets under management, of which $25.4 billion were invested in equity securities, $10.7 billion were invested in money market or other short-term instruments, $9.5 billion were invested in other fixed income securities and $4.9 billion in non-discretionary assets.

                             ST. CLAIR FUNDS, INC.
                         SUPPLEMENT DATED JULY 6, 1998
           TO STATEMENT OF ADDITIONAL INFORMATION DATED MAY 1, 1998

                MUNDER INSTITUTIONAL S&P 500 INDEX EQUITY FUND
              MUNDER INSTITUTIONAL S&P MIDCAP INDEX EQUITY FUND
             MUNDER INSTITUTIONAL S&P SMALLCAP INDEX EQUITY FUND
                MUNDER INSTITUTIONAL SHORT TERM TREASURY FUND
                    MUNDER INSTITUTIONAL MONEY MARKET FUND


                        INVESTMENT ADVISORY AGREEMENT


Effective July 2, 1998, the Funds have entered into a new Investment Advisory Agreement (the "Agreement") with the Advisor pursuant to terms of an Exemptive Order (the "Order") granted by the Securities and Exchange Commission. Under the terms of the Order, the Agreement must be approved by the shareholders within one hundred and fifty (150) days but no later than November 30, 1998. The Funds will call a special meeting of the shareholders to approve the Agreement. Until shareholder approval, the fees paid to the Advisor will be paid into an escrow account. If the Agreement is not approved by the shareholders, the Board of Directors will consider appropriate action.

                             ST. CLAIR FUNDS, INC.
                         SUPPLEMENT DATED JULY 6, 1998
           TO STATEMENT OF ADDITIONAL INFORMATION DATED MAY 1, 1998

                       LIQUIDITY PLUS MONEY MARKET FUND

                        INVESTMENT ADVISORY AGREEMENT


Effective July 2, 1998, the Fund has entered into a new Investment Advisory Agreement (the "Agreement") with the Advisor pursuant to terms of an Exemptive Order (the "Order") granted by the Securities and Exchange Commission. Under the terms of the Order, the Agreement must be approved by the shareholders within one hundred and fifty (150) days but no later than November 30, 1998. The Fund will call a special meeting of the shareholders to approve the Agreement. Until shareholder approval, the fee paid to the Advisor will be paid into an escrow account. If the Agreement is not approved by the shareholders, the Board of Directors will consider appropriate action.